BORROWINGS - Summary of Future Repayments of Brookfield Renewable’s Non-recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 3,093	$ 2,650
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	30,904
Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	9,484
Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	10,228
Utility-scale solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	7,275
Distributed energy & storage | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	3,722
Sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	195
2025 | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	5,005
2025 | Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	918
2025 | Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,898
2025 | Utility-scale solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	839
2025 | Distributed energy & storage | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,155
2025 | Sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	195
2026 | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	4,285
2026 | Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,668
2026 | Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,003
2026 | Utility-scale solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	692
2026 | Distributed energy & storage | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	922
2026 | Sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	0
2027 | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2,264
2027 | Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	579
2027 | Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,048
2027 | Utility-scale solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	478
2027 | Distributed energy & storage | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	159
2027 | Sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	0
2028 | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	2,713
2028 | Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	547
2028 | Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	880
2028 | Utility-scale solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,046
2028 | Distributed energy & storage | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	240
2028 | Sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	0
2029 | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	3,735
2029 | Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,634
2029 | Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	1,110
2029 | Utility-scale solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	530
2029 | Distributed energy & storage | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	461
2029 | Sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	0
Thereafter | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	12,902
Thereafter | Hydroelectric | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	4,138
Thereafter | Wind | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	4,289
Thereafter | Utility-scale solar | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	3,690
Thereafter | Distributed energy & storage | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	785
Thereafter | Sustainable solutions | Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 0